SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the - condensed balance sheet date through the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment to, or disclosure in, the unaudited condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review and other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 13, 2026 the Company and Old Glory Bank’s Bank Holding Company (“Old Glory Bank”), entered into a definitive business combination agreement to create OGB Financial Company, a Texas corporation to be listed on Nasdaq under the reserved ticker symbol “OGB.” Old Glory Bank is a digital-first financial institution focused on personal and small-business banking services.

The transaction is expected to be funded by a combination of the amount of cash in the Trust Account and expected proceeds from a public investment in private equity. Existing Old Glory Bank investors will rollover 100% of their equity as part of the transaction. The closing of the transaction is expected to occur in the second quarter of 2026 and is subject to approval by the shareholders of the parties and other customary closing conditions, including regulatory approval.

Old Glory Holding Co [Member]
SUBSEQUENT EVENTS
(13)	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through June 18, 2026, the date these consolidated financial statements were available to be issued.

(22)	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 28, 2026, the date these consolidated financial statements were available to be issued.

On January 13, 2026, the Company entered into a Business Combination Agreement (BCA) with Digital Asset Acquisition Corp. (DAAQ). The BCA provides for a closing aggregate cash amount, as defined, equal to or greater than $50 million.